PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 – PROPERTY AND EQUIPMENT, NET

	December 31,
	2023	2022
Cost:
Computers and software	$779	$760
Office, furniture and equipment	535	520
Electronic equipment	608	604
Property and equipment, gross	1,922	1,884
Less: accumulated depreciation	1,181	975
Property and equipment, net	$741	$909

Depreciation expenses amounted to $206, $495, and $214 for the years ended December 31, 2023, 2022, and 2021, respectively. The Company did not dispose of any property and equipment during the years ended December 31, 2023, 2022 or 2021.